Other Non-current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Other Non-current Assets
Rental and other deposits		¥ 3,217	¥ 3,955
Other prepayments		12,950	3,955
Others		2,863	175
Other Non-current Assets	$ 2,768	¥ 19,030	¥ 8,085